Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands	Sep. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	€ 120,552	€ 94,775
Prepayments and other receivables	3,605	59,078
Other taxes	530	607
Total current assets	124,687	154,460
Property, plant and equipment	17,347	16,240
Investments in financial assets		621
Total assets	142,034	171,321
Equity
Equity attributable to owners of the Company	46,340	67,064
Non-controlling interests		(384)
Total equity	46,340	66,680
Current liabilities
Borrowings	2,344	2,500
Lease liabilities	1,480	1,387
Derivative financial instruments	255	1,263
Trade payables	117	392
Social securities and other taxes	1,230	1,118
Deferred income	16,409	5,641
Other current liabilities	4,814	8,687
Total current liabilities	26,649	20,988
Borrowings	2,891	4,271
Lease liabilities	14,556	13,813
Deferred income	51,598	65,569
Total liabilities	95,694	104,641
Total equity and liabilities	€ 142,034	€ 171,321